Schedule I Financial Statements of Cleco Holdings (Parent Company Only) (FY)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule I Financial Statements of Cleco Holdings (Parent Company Only)

SCHEDULE I
Condensed Statements of Income
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Operating expenses
Administrative and general	$3,263	$1,269	$602
Merger transaction costs	7,803	19,514	5,152
Other operating expense	130	318	260
Total operating expenses	11,196	21,101	6,014
Operating loss	(11,196)	(21,101)	(6,014)
Equity income from subsidiaries, net of tax	205,187)	149,543	170,706
Interest, net	(70,252)	(54,635)	(53,684)
Other income (expense), net	8,568	(1,687)	3,978
Income before income taxes	132,307	72,120	114,986
Federal and state income tax benefit	(20,358)	(22,317)	(23,094)
Net income	$152,665	$94,437	$138,080

The accompanying notes are an integral part of the condensed financial statements.

Condensed Statements of Comprehensive Income
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Net Income	$152,665	$94,437	$138,080
Other comprehensive (loss) income, net of tax
Postretirement benefits (loss) gain (net of tax benefit of $6,808, tax expense of $1,868, and tax benefit of $2,764, respectively)	(19,299)	(5,296)	(4,421)
Total other comprehensive (loss) income, net of tax	(19,299)	(5,296)	(4,421)
Comprehensive income, net of tax	$133,366	$99,733	$133,659

The accompanying notes are an integral part of the condensed financial statements.

Condensed Balance Sheets
	AT DEC. 31,
(THOUSANDS)	2019	2018
Assets
Current assets
Cash and cash equivalents	$15,008	$76,938
Accounts receivable - affiliate	14,231	8,374
Other accounts receivable	2,650	2,755
Taxes receivable, net	6,726	7,046
Cash surrender value of trust-owned life insurance policies	68,523	59,894
Total current assets	107,138	155,007
Equity investment in subsidiaries	4,150,953	3,247,809
Accumulated deferred federal and state income taxes, net	127,655	101,015
Other deferred charges	1,831	4,532
Total assets	4,387,577	3,508,363

Liabilities and member’s equity
Liabilities
Current liabilities
Long-term debt due within one year	$63,300	$—
Accounts payable	1,448	1,322
Accounts payable - affiliate	47,184	18,047
Interest accrued	11,005	7,576
Deferred compensation	12,115	10,753
Other current liabilities	274	273
Total current liabilities	135,326	37,971
Postretirement benefit obligations	4,481	3,894
Long-term debt, net	1,604,764	1,341,758
Total liabilities	1,744,571	1,383,623
Commitments and contingencies (Note 6)
Member’s equity	2,643,006	2,124,740
Total liabilities and member’s equity	$4,387,577	$3,508,363

The accompanying notes are an integral part of the condensed financial statements.

Condensed Statements of Cash Flows
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Operating activities
Net cash provided by operating activities	$189,644	$97,614	$124,817
Investing activities
Return of equity investment in tax credit fund	1,625	2,775	7,502
Contribution to subsidiary	(962,170)	(1,250)	—
Other investing	—	442	(630)
Net cash (used in) provided by investing activities	(960,545)	1,967	6,872
Financing activities
Draws on credit facility	75,000	—	73,000
Payments on credit facility	(75,000)	—	(73,000)
Issuance of long-term debt	700,000	—	—
Repayment of long-term debt	(370,000)	—	—
Payment of financing costs	(5,929)	(25)	(269)
Contribution from member	384,900	—	—
Distributions to member	—	(71,350)	(84,065)
Net cash provided by (used in) financing activities	708,971	(71,375)	(84,334)
Net (decrease) increase in cash and cash equivalents	(61,930)	28,206	47,355
Cash and cash equivalents at beginning of period	76,938	48,732	1,377
Cash and cash equivalents at end of period	$15,008	$76,938	$48,732

Supplementary cash flow information
Interest paid, net of amount capitalized	$56,768	$53,798	$52,026
Income taxes (refunded) paid, net	$(19)	$2	$(6)
Supplementary non-cash investing and financing activity
Non-cash contribution to subsidiary, net of tax	$—	$3,865	$—

The accompanying notes are an integral part of the condensed financial statements.

CLECO HOLDINGS (Parent Company Only) Notes to the Condensed Financial Statements

Note 1 — Summary of Significant Accounting Policies

The condensed financial statements represent the financial information required by SEC Regulation S-X 5-04 for Cleco Holdings, which requires the inclusion of parent company only financial statements if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year. As of December 31, 2019, Cleco Holdings’ restricted net assets of consolidated subsidiaries were $1.26 billion and exceeded 25% of its total consolidated net assets.

Cleco Holdings’ major, first-tier subsidiaries are Cleco Power and Cleco Cajun. Cleco Power contains the LPSC-jurisdictional generation, transmission, and distribution electric utility operations serving its retail and wholesale customers. Upon completion of the Cleco Cajun Transaction, Cleco Cajun became a major, first tier subsidiary. Cleco Cajun is an unregulated electric utility company that owns generation and transmission assets and supplies wholesale power and capacity to its customers. For more information about the Cleco Cajun Transaction, see “Financial Statements and Supplementary Data — Notes to the Financial Statements — Note 2 — Business Combinations.”

The accompanying financial statements have been prepared to present the results of operations, financial condition, and cash flows of Cleco Holdings on a stand-alone basis as a holding company. Investments in subsidiaries and other investees are presented using the equity method. These financial statements should be read in conjunction with Cleco’s consolidated financial statements.

Note 2 — Debt

At December 31, 2019, and 2018, Cleco Holdings had no short-term debt outstanding.

At December 31, 2019, Cleco Holding’s long-term debt outstanding was $1.67 billion, of which $63.3 million was due within one year. The amount due within one year represents principal payments on Cleco Holdings’ debt as required by the Cleco Cajun Transaction commitments to the LPSC.

In connection with the Cleco Cajun Transaction on February 4, 2019, Cleco Holdings borrowed $300.0 million under a new bridge loan agreement and $100.0 million under a new term loan agreement. Both loan agreements are variable rate debt and have a three-year term. Both loan agreements contain certain financial covenants, including requiring Cleco Holdings to maintain (i) a debt to capital ratio (as defined in the applicable agreement) below 65% and (ii) a rating applicable to Cleco Holdings’ senior debt rating (as defined in the applicable agreement). On September 11, 2019, Cleco Holdings completed the private placement of $300.0 million aggregate principal amount of its 3.375% senior notes due September 15, 2029. The proceeds from the issuance were used to repay the remaining amounts due under the $300.0 million bridge loan agreement and to repay a portion of the $100.0 million term loan agreement. The senior notes are governed by an indenture entered into between Cleco Holdings and a trustee. The indenture contains certain covenants that restrict Cleco Holdings’ ability to merge, consolidate, transfer, or lease all or substantially all of its assets or create or incur certain liens.

Upon approval of the Cleco Cajun Transaction, commitments were made to the LPSC by Cleco Holdings, including repayment of $400.0 million of Cleco Holdings’ debt by December 31, 2024. As of December 31, 2019, Cleco Holdings was in compliance with these commitments. The cumulative minimum principal amounts committed to be repaid for each year through 2024 are as follows:

(THOUSANDS)
For the year ending Dec. 31,
2019	$66,700
2020	$133,300
2021	$200,000
2022	$267,700
2023	$333,300
2024	$400,000

In connection with the Cleco Cajun Transaction, Cleco Holdings increased its credit facility capacity by $75.0 million, for a total credit facility of $175.0 million. All other terms remained the same.

The principal amounts payable under long-term debt agreements for each year through 2024 and thereafter are as follows:

AMOUNTS PAYABLE UNDER LONG-TERM DEBT ARRANGEMENTS	(THOUSANDS)
For the year ending Dec. 31,
2020	$—
2021	$330,000
2022	$—
2023	$165,000
2024	$—
Thereafter	$1,185,000

Note 3 — Cash Distributions and Equity Contributions

Some provisions in Cleco Power’s debt instruments restrict the amount of equity available for distribution to Cleco Holdings by Cleco Power by requiring Cleco Power’s total indebtedness to be less than or equal to 65% of total capitalization. In addition, the 2016 Merger Commitments provide for limitations on the amount of distributions that may be paid from Cleco Power to Cleco Holdings, depending on Cleco Power’s common equity ratio and its corporate credit ratings.

The following table summarizes the cash distributions Cleco Holdings received from affiliates during 2019, 2018, and 2017:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Cleco Power	$20,000	$121,400	$135,000
Cleco Cajun	205,000	—	—
Perryville	—	225	6,850
Attala	—	217	7,160
Total	$225,000	$121,842	$149,010

During both years ended December 31, 2019, and 2017, Cleco Holdings made no non-cash equity contributions to affiliates. During the year ended December 31, 2018, Cleco Holdings made $1.8 million and $2.1 million in non-cash equity contributions to Perryville and Attala, respectively.

During the year ended December 31, 2019, Cleco Holdings made $962.2 million of contributions to Cleco Cajun to finance the Cleco Cajun Transaction. During the year ended December 31, 2018, Cleco Holdings made $1.3 million of contributions to Cleco Cajun. During the year ended December 31, 2017, Cleco Holdings made no cash contributions to affiliates.

During the year ended December 31, 2019, Cleco Holdings received $384.9 million equity contributions from Cleco Group. During both years ended December 31, 2018, and 2017, Cleco Holdings received no equity contributions from Cleco Group.

During the year ended December 31, 2019, Cleco Holdings made no distribution payments to Cleco Group. During the years ended December 31, 2018, and 2017, Cleco Holdings made $71.4 million and $84.1 million, respectively, of distribution payments to Cleco Group.

Note 4 — Income Taxes

Cleco Holdings’ (Parent Company Only) Condensed Statements of Income reflect income tax expense (benefit) for the following line items:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Federal and state income tax benefit	$(20,358)	$(22,317)	$(23,094)
Equity income from subsidiaries - federal and state income tax expense	$63,523	$51,699	$30,173

For information regarding the TCJA, see “Financial Statements and Supplementary Data — Notes to the Financial Statements — Note 11 — Income Taxes — TCJA.”

Note 5 — Commitments and Contingencies

For information regarding commitments and contingencies related to Cleco Holdings, see “Financial Statements and Supplementary Data — Notes to the Financial Statements — Note 15 — Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees.”